Write-down of vessels (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) building	Dec. 31, 2016 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Partnership's interest owned in subsidiaries (as a percent)			50.00%
Carrying value of newbuildings	$ 689,252,000		$ 689,252,000		$ 632,130,000
Write-down of assets related to newbuildings	316,726,000	$ 0	$ 318,226,000	$ 43,650,000
Newbuildings
Impaired Long-Lived Assets Held and Used [Line Items]
Number of units for maintenance safety | building				2
Carrying value of newbuildings		$ 0		$ 0
Write-down of assets related to newbuildings				$ 43,700,000
Petrojarl I FPSO Unit | FPSO Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Period of delay in commencement of unit's operations			2 months
Write-down of assets	213,200,000		$ 213,200,000
Cidade de Rio das Ostras FPSO Unit | FPSO Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets	52,000,000		52,000,000
HiLoad DP Unit | Shuttle Tankers
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets	26,300,000		26,300,000
Navion Brasilia and Nordic Rio Shuttle Tankers | Affiliated Entity
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets	10,800,000
Navion Brasilia and Nordic Rio Shuttle Tankers | Shuttle Tankers
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets	20,100,000		20,100,000
Navion Marita Shuttle Tanker | Shuttle Tankers
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets	$ 5,100,000		$ 5,100,000